Document and Entity Information	Sep. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2023
Entity Registrant Name	ORCHARD THERAPEUTICS PLC
Entity Central Index Key	0001748907
Entity Emerging Growth Company	false
Securities Act File Number	001-38722
Entity Incorporation State Country Code	X0
Entity Address, Address Line One	245 Hammersmith Road
Entity Address, City or Town	London
Entity Address, Country	GB
Country Region	44
Entity Address, Postal Zip Code	W6 8PW
City Area Code	(0) 203
Local Phone Number	808 8286
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	00-0000000
Security 12b Title	American Depositary Shares, each representing ten ordinary shares, nominal value £0.10 per share
Trading Symbol	ORTX
Security Exchange Name	NASDAQ